SHAREHOLDERS’ EQUITY (Details Narrative)											1 Months Ended	6 Months Ended		12 Months Ended
	May 30, 2025 USD ($) $ / shares shares	May 30, 2025 HKD ($) shares	Apr. 03, 2025 USD ($) $ / shares shares	Apr. 03, 2025 HKD ($) shares	Mar. 19, 2025 USD ($) shares	Mar. 19, 2025 HKD ($) shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 09, 2024 HKD ($) shares	Feb. 07, 2024 HKD ($) shares	Jan. 31, 2024 $ / shares shares	Apr. 30, 2025 shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($)	Oct. 09, 2024 $ / shares	Aug. 31, 2024 shares
Class of Stock [Line Items]
Ordinary shares, shares authorized										500,000,000		500,000,000	500,000,000
Ordinary shares, per share | (per share)										$ 0.0001		$ 0.0001	$ 0.0001
Shares issued											2,980,000
Business acquisition, value | $													$ 4,000,287
Ordinary shares, shares outstanding												34,362,000	13,500,000
Ordinary shares, shares issued												34,362,000	13,500,000
Dividends | $												$ 0	$ 0	$ 2,500,000
2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares	$ 0.532
Stock compensation expense, shares	2,682,000	2,682,000
Stock compensation expense, value	$ 1,426,824	$ 11,129,227
Top Spin Investment Company Limited [Member]
Class of Stock [Line Items]
Shares issued					2,980,000	2,980,000
Business acquisition, value					$ 765,860	$ 5,973,708
General Working Capital [Member]
Class of Stock [Line Items]
Shares issued			13,800,000	13,800,000
Shares issued, price per share | $ / shares			$ 0.60
Gross proceeds from offering			$ 8,280,000	$ 64,584,000
Offering expenses | $				$ 6,610,000
IPO [Member]
Class of Stock [Line Items]
Ordinary shares, per share | $ / shares															$ 0.0001
Shares issued							1,400,000	1,400,000
Ordinary shares, shares outstanding																13,500,000
Shares issued, price per share | (per share)							$ 4.00								$ 4.00
Gross proceeds from offering							$ 5,600,000	$ 43,680,000
Offering expenses | $								$ 5,385,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized										450,000,000
Voting rights										each entitled to one (1) vote
Ordinary shares, shares outstanding												24,551,000
Ordinary shares, shares issued												24,551,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized										50,000,000
Voting rights										each entitled to twenty (20) votes
Ordinary shares, shares outstanding												9,811,000
Ordinary shares, shares issued												9,811,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued									400,000
Business acquisition, value | $									$ 4,000,287